Related Party Transactions - Schedule of Related Party Transactions (Details) (10-K) - USD ($)		Mar. 31, 2019	Sep. 30, 2018	Sep. 30, 2017
Related Party Transactions [Abstract]
Loan from related party		$ 1,857,029	$ 1,737,566	$ 1,417,065
Convertible Loans	[1]	91,166	91,166	128,466
Total		$ 1,948,195	$ 1,828,732	$ 1,545,531

[1]	See Note 6 for details of Convertible notes.